LEASE OBLIGATIONS (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2025	Oct. 31, 2024	Feb. 29, 2024	Oct. 31, 2023	Aug. 07, 2023	Mar. 31, 2019
Lessee, Lease, Description [Line Items]
Finance lease obligations			$ 13,000		$ 36,000
Finance lease obligations current		$ 5,000	$ 5,000		$ 23,000
Weighted average remaining term of Finance Leases			30 months
Purchaser [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations						$ 213,000
Lease Agreement [Member]
Lessee, Lease, Description [Line Items]
Payment to acquire	$ 305,000			$ 240,000			$ 240,000
Annual interest rate	3.00%						4.50%
Estimated useful lives of leased equipment	15 years						15 years
Monthly payments	$ 6,000